Shareholders' equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Translation adjustment on foreign subsidiaries	$ (184,446)	$ 81,413	$ 64,460
Attributable to NEXA's shareholders	813,930	1,197,324
Attributable to non-controlling interests	246,363	254,713
Reserve Of Exchange Differences On Translation Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(191,467)	(272,880)	(337,340)
Translation adjustment on foreign subsidiaries	(184,446)	81,413	64,460
Ending balance, value	(375,913)	(191,467)	(272,880)
Reserve Of Cash Flow Hedges Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	725	1,262	1,593
Cash flow hedge accounting	109	(537)	(331)
Ending balance, value	834	725	1,262
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(16,064)	(14,213)	(10,948)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(1,037)	(385)	343
Changes in fair value of investments in equity instruments	(1,256)	(1,466)	(3,608)
Ending balance, value	(18,357)	(16,064)	(14,213)
Accumulated Other Comprehensive Income Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(206,806)	(285,831)	(346,695)
Translation adjustment on foreign subsidiaries	(184,446)	81,413	64,460
Cash flow hedge accounting	109	(537)	(331)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(1,037)	(385)	343
Changes in fair value of investments in equity instruments	(1,256)	(1,466)	(3,608)
Ending balance, value	(393,436)	$ (206,806)	$ (285,831)
Attributable to NEXA's shareholders	(335,565)
Attributable to non-controlling interests	$ (57,871)